Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties
31 December 2011
Sales of Marine Petroleum Products- related companies*			Voyage Revenues*	Other revenues *	Cost of Marine Petroleum Products- related companies
a) Aegean Oil	-		588	-	404,988
Aegean Shipping Management	8,574		-	-	-
c) General Maritime	38,681		-	-	-
e) Aegean V	-		7,019	-	-
f) Other	-		101	154	-
Total	47,255		7,708	154	404,988
31 December 2012
	Due from related companies	Trade Payables to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues
a)Aegean Oil	$ 3,508	17,031	531	-	542	455,476	$ 1,868
b)Aegean Shipping Management	4,713	-	-	7,133	-	-	-
c)General Maritime	1,757	-	-	30,628	-	-	-
d)Melco	-	401	-	4,631	-	2,640	-
e)Aegean V	4,367	-	-	-	8,141	-	-
f)Other	903	-	929	-	72	-	-
Total	$ 15,248	17,432	1,460	42,392	8,755	458,116	$ 1,868
31 December 2013
	Due from related companies	Trade Payables to related companies	Other Payables to related companies	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues
a)Aegean Oil	$ 2,012	10,264	1,587	-	-	414,653	$ 3,976
b)Aegean Shipping Management	9,133	-	-	7,818	-	2,042	-
c) General Maritime	452	-	-	6,258	-	-	-
d) Melco	-	244	6	7,667	-	6,658	-
e) Aegean V	2,210	-	-	-	8,756	-	-
f)Other	847	-	309	1,024	101	-	-
Total	$ 14,654	10,508	1,902	22,767	8,857	423,353	$ 3,976